FREIGHT RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 89.9	$ 86.0	$ 71.3
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	93.6	87.7	72.6
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Total net	3.7	1.7	1.3	$ 2.6
Financial assets not yet due | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	39.8	44.0	25.5
Financial assets past due but not impaired | Due before 30 days | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	22.5	18.8	26.0
Financial assets past due and impaired | Due between 30 and 180 days | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	25.3	20.5	18.4
Financial assets past due and impaired | Due after 180 days | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 6.0	$ 4.4	$ 2.7